DERIVATIVE LIABILITY (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended			12 Months Ended
	Apr. 27, 2020	Jan. 27, 2020	Nov. 25, 2019	Aug. 27, 2019	Nov. 30, 2021	Nov. 30, 2020	Feb. 29, 2020	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Interest accretion					$ 0	$ 80,512		$ 114,599	$ 869,967
Convertible notes payable				$ 30,000
Change in fair value of derivative liabilities					0			(1,454,480)	(301,581)
Discount on conversion into common stock				0.25%
Derivative liability					0			$ 0	1,454,480	$ 1,454,480
Derivative liability description								The Company used the following assumptions upon measurement: value per common share of $2.25, a remaining life of 1 month, an exercise price of $1.66, a risk-free rate of .04% and volatility of 162%.
Net income (loss)					(239,853)	(237,268)		$ 1,039,932	$ (2,580,068)
Monte Carlo Simulation Model [Member]
Derivative liability					587,772		$ 929,300	587,772
Debt instrument, discount					$ 57,115		$ 55,500	$ 57,115
Life of debt instrument					9 years		6 years	9 years
Expected volatility rate					304.00%		2.81%	3.04%
Exercise price					$ 1.28		$ 3.13	$ 1.28
Risk-free interest rate					0.17%		1.57%	0.17%
Value per common share					$ 3.17		$ 6.65	$ 3.17
Loss on issuance of debt					$ 385,272		$ 429,800	$ 385,272
Total Discount on debt					259,615		555,000	259,615
Derivative discount					202,500		$ 499,500	202,500
Derivative Liability Summary [Member]
Change in fair value of derivative liabilities								$ (301,581)
Derivatives liability [Member]
Expected volatility rate								2.65%
Exercise price								$ 50.82
Expected term (in years)								7 months 28 days
Risk-free interest rate								0.05%
Derivatives [Member] | August 31, 2018 [Member]
Expected volatility rate								1.95%
Exercise price								$ 50.82
Value per common share								$ 27.72
Expected term (in years)								3 years
Risk-free interest rate								2.77%
Detachable warrants								27,532
Exercisable period								3 years
Debt/stock based issue costs								$ 674,012
Investor [Member]
Conversion description		The note principal and interest are convertible into shares of common stock at a 35% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company
Convertible promissory note		$ 555,000
Convertible Promissory Note [Member] | Investor [Member]
Convertible notes payable	$ 259,615	555,000
Conversion description	The note principal and interest are convertible into shares of common stock at a 25% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day
Derivative discount	$ 57,115	$ 55,500			0
Convertible Promissory Note 1 [Member]
Convertible notes payable				$ 30,000
Derivative liability										50,277
Net income (loss)										23,277
Derivative discount										27,000
Debt instrument, discount				$ 3,000	0	$ 80,511
Debt instrument, conversion rate, percentage				25.00%
Derivative aggregated discount										30,000
Original issue discount										$ 3,000
Convertible Promissory Note 1 [Member] | Derivative liabilities [Member]
Expected volatility rate										2.87%
Exercise price										$ 1.30
Risk-free interest rate										1.98%
Value per common share										$ 2.74
Expected term (in years)										6 years
Convertible Promissory Note 2 [Member]
Derivative liability					172,608			172,608
Net income (loss)					46,608			46,608
Derivative discount					126,000			126,000
Derivative aggregated discount					140,000			140,000
Original issue discount					$ 14,000			$ 14,000
Terms of conversion feature			The note principal and interest are convertible into shares of common stock at a 35% discount to the lowest traded price of the Company’s common stock during the 10 prior trading days including the day the notice of conversion is received by the Company
Convertible promissory note payabe			$ 140,000
Convertible Promissory Note 2 [Member] | Derivative liabilities [Member]
Expected volatility rate					275.00%			2.75%
Exercise price					$ 0.93			$ 0.93
Risk-free interest rate					1.61%			1.61%
Value per common share					$ 1.54			$ 1.54
Expected term (in years)					6 years			6 years